Related Party Transactions - Additional Information (Details) - USD ($)	6 Months Ended		12 Months Ended	18 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Jun. 30, 2022	Sep. 30, 2021	Jan. 18, 2021
Promissory Note with Related Party
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note						$ 300,000
Outstanding balance of related party note	$ 0		$ 0	$ 0
Administrative Support Agreement
Related Party Transaction [Line Items]
Expenses per month	10,000		10,000
Expenses incurred and paid	60,000	$ 0	40,000	100,000
Related Party Loans
Related Party Transaction [Line Items]
Outstanding borrowings under the Working Capital Loans	0		0	0
Loan conversion agreement warrant	$ 1,500,000		$ 1,500,000	$ 1,500,000	$ 1,500,000
Related Party Loans | Working capital loans warrant
Related Party Transaction [Line Items]
Price of warrant	$ 1.00		$ 1.00	$ 1.00	$ 1.00